1. The Company: Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities

Alpha Ultimate Ltd. ("AUL")	April 11, 2012	Hong Kong	100%	Health supplement trading

United Century Holdings Ltd. ("UCHL")	March 2, 2012	BVI	100%	Investment holding

United Asia Medical Network Company Limited ("UAM")	May 6, 1998	Hong Kong	98.49%	Health supplement trading

Dragon Jade Medical Company Limited ("DJMC")	January 25, 2017	Hong Kong	30%	Investment holding

Shenzhen Dragon Jade Financial Leasing Company Limited ("SZDJFL")	September 4, 2017	Peoples's Republic of China	30%	Financial leasing